Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Property Plant And Equipment [Abstract]
Summary of Property, Plant and Equipment
17.	PROPERTY, PLANT AND EQUIPMENT

	December 31
	2016	2017
	NT$	NT$
	(In Millions)
Carrying amount
Land	$103,872	$104,079
Land improvements	333	302
Buildings	42,147	45,895
Computer equipment	2,713	2,374
Telecommunications equipment	119,195	114,900
Transportation equipment	629	321
Miscellaneous equipment	2,140	2,310
Construction in progress and equipment to be accepted	20,141	18,527
	$291,170	$288,708

	Land	Land Improvements	Buildings	Computer Equipment	Telecommuni- cations Equipment	Transportation Equipment	Miscellaneous Equipment	Construction in Progress and Equipment to be Accepted	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Cost
Balance on January 1, 2015	$102,774	$1,558	$67,600	$15,318	$695,076	$3,824	$8,643	$20,930	$915,723
Additions	—	—	59	37	159	—	203	23,993	24,451
Disposal	—	—	(11)	(1,073)	(13,047)	(69)	(511)	—	(14,711)
Effect of foreign exchange differences	—	—	—	—	69	—	—	—	69
Acquisitions through business combinations	19	—	7	—	—	—	39	—	65
Others	(46)	17	135	714	23,115	60	363	(24,521)	(163)
Balance on December 31, 2015	$102,747	$1,575	$67,790	$14,996	$705,372	$3,815	$8,737	$20,402	$925,434
Accumulated depreciation and impairment
Balance on January 1, 2015	$—	$(1,145)	$(23,202)	$(11,308)	$(568,767)	$(2,208)	$(6,443)	$—	$(613,073)
Depreciation expenses	—	(53)	(1,269)	(1,467)	(26,291)	(599)	(671)	—	(30,350)
Disposal	—	—	10	1,061	13,033	69	425	—	14,598
Impairment losses	—	—	—	—	(138)	—	—	—	(138)
Effect of foreign exchange differences	—	—	—	—	(14)	—	—	—	(14)
Acquisitions through business combinations	—	—	(1)	—	—	—	(28)	—	(29)
Others	—	(5)	41	(1)	(28)	(12)	(24)	—	(29)
Balance on December 31, 2015	$—	$(1,203)	$(24,421)	$(11,715)	$(582,205)	$(2,750)	$(6,741)	$—	$(629,035)
Cost
Balance on January 1, 2016	$102,747	$1,575	$67,790	$14,996	$705,372	$3,815	$8,737	$20,402	$925,434
Additions	791	—	36	42	171	1	255	23,295	24,591
Disposal	(2)	(6)	(35)	(1,546)	(11,542)	(54)	(625)	—	(13,810)
Effect of foreign exchange differences	—	—	—	(3)	(35)	—	(4)	—	(42)
Others	336	12	(53)	806	21,726	104	580	(23,556)	(45)
Balance on December 31, 2016	$103,872	$1,581	$67,738	$14,295	$715,692	$3,866	$8,943	$20,141	$936,128

(Continued)

	Land	Land Improvements	Buildings	Computer Equipment	Telecommuni- cations Equipment	Transportation Equipment	Miscellaneous Equipment	Construction in Progress and Equipment to be Accepted	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Accumulated depreciation and impairment
Balance on January 1, 2016	$—	$(1,203)	$(24,421)	$(11,715)	$(582,205)	$(2,750)	$(6,741)	$—	$(629,035)
Depreciation expenses	—	(51)	(1,269)	(1,332)	(25,280)	(529)	(626)	—	(29,087)
Disposal	—	6	34	1,529	11,512	54	583	—	13,718
Impairment losses	—	—	—	—	(596)	—	—	—	(596)
Effect of foreign exchange differences	—	—	—	1	7	—	4	—	12
Others	—	—	65	(65)	65	(12)	(23)	—	30
Balance on December 31, 2016	$—	$(1,248)	$(25,591)	$(11,582)	$(596,497)	$(3,237)	$(6,803)	$—	$(644,958)
Cost
Balance on January 1, 2017	$103,872	$1,581	$67,738	$14,295	$715,692	$3,866	$8,943	$20,141	$936,128
Additions	—	—	30	78	193	1	193	25,574	26,069
Disposal	(158)	(5)	(108)	(974)	(13,739)	(62)	(402)	—	(15,448)
Effect of foreign exchange differences	—	—	—	(1)	(172)	—	(3)	—	(176)
Others	365	19	5,034	764	20,080	29	784	(27,188)	(113)
Balance on December 31, 2017	$104,079	$1,595	$72,694	$14,162	$722,054	$3,834	$9,515	$18,527	$946,460
Accumulated depreciation and impairment
Balance on January 1, 2017	$—	$(1,248)	$(25,591)	$(11,582)	$(596,497)	$(3,237)	$(6,803)	$—	$(644,958)
Depreciation expenses	—	(50)	(1,402)	(1,192)	(24,492)	(330)	(677)	—	(28,143)
Disposal	—	4	47	967	13,712	63	389	—	15,182
Effect of foreign exchange differences	—	—	—	—	45	—	2	—	47
Others	—	1	147	19	78	(9)	(116)	—	120
Balance on December 31, 2017	$—	$(1,293)	$(26,799)	$(11,788)	$(607,154)	$(3,513)	$(7,205)	$—	$(657,752)

Disclosure of Property Plant And Equipment Estimated Useful Life Explanatory

Depreciation expense is computed using the straight-line method over the following estimated service lives:

Land improvements	8-30 years
Buildings
Main buildings	35-60 years
Other building facilities	3-20 years
Computer equipment	2-8 years
Telecommunications equipment
Telecommunication circuits	2-30 years
Telecommunication machinery and antennas equipment	2-30 years
Transportation equipment	3-10 years
Miscellaneous equipment
Leasehold improvements	1-6 years
Mechanical and air conditioner equipment	3-16 years
Others	1-10 years